Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Australia (7.6%)
	Commonwealth Bank of Australia	1,035,455	93,305
	BHP Group Ltd.	3,109,170	86,357
	National Australia Bank Ltd.	1,912,818	48,311
	Westpac Banking Corp.	2,151,455	42,045
	ANZ Group Holdings Ltd.	1,863,251	35,448
	Wesfarmers Ltd.	697,328	33,655
	Macquarie Group Ltd.	223,428	30,749
	Woodside Energy Group Ltd.	1,173,859	21,288
	Rio Tinto Ltd.	231,992	17,827
	Woolworths Group Ltd.	752,428	16,977
	Transurban Group	1,904,166	16,250
	Fortescue Ltd.	978,885	12,180
	QBE Insurance Group Ltd.	932,347	11,004
	Santos Ltd.	2,000,540	10,429
	Coles Group Ltd.	798,305	9,461
	Amcor plc GDR	882,673	9,373
	Suncorp Group Ltd.	785,492	9,139
	Brambles Ltd.	857,813	8,745
	Origin Energy Ltd.	1,056,572	7,250
	Insurance Australia Group Ltd.	1,469,413	7,109
	Computershare Ltd. (XASX)	361,470	6,519
	Telstra Group Ltd.	2,473,054	6,391
	South32 Ltd.	2,795,500	5,607
	Sonic Healthcare Ltd.	294,917	5,345
	ASX Ltd.	117,985	5,027
	Medibank Pvt Ltd.	1,703,300	4,434
	Lottery Corp. Ltd.	1,355,655	4,417
	APA Group	784,141	4,064
	Treasury Wine Estates Ltd.	502,560	4,063
	Ampol Ltd.	147,819	3,238
	Endeavour Group Ltd.	886,300	3,188
	JB Hi-Fi Ltd.	67,031	3,061
	ALS Ltd.	301,141	3,049
	Evolution Mining Ltd.	1,145,378	2,968
	Worley Ltd.	291,055	2,887
	Bendigo & Adelaide Bank Ltd.	344,917	2,824
	Aurizon Holdings Ltd.	1,064,825	2,596
	AGL Energy Ltd.	368,185	2,503
	Atlas Arteria Ltd.	687,043	2,360
	Incitec Pivot Ltd.	1,181,394	2,281
	Whitehaven Coal Ltd.	431,987	2,181
	Lendlease Corp. Ltd.	440,113	1,817
	Bank of Queensland Ltd.	404,729	1,672
	Metcash Ltd.	668,794	1,602
	Downer EDI Ltd.	404,732	1,321
	AMP Ltd.	1,653,552	1,285
	Challenger Ltd.	269,947	1,244
	Harvey Norman Holdings Ltd.	368,987	1,159
	Orora Ltd.	802,694	1,074
	Beach Energy Ltd.	1,056,723	1,027
	Perpetual Ltd.	67,570	981
	New Hope Corp. Ltd.	307,301	980
[1]	Yancoal Australia Ltd.	207,186	960
	TPG Telecom Ltd.	230,239	716
	Insignia Financial Ltd.	393,440	713
	Deterra Royalties Ltd.	270,660	708
	Magellan Financial Group Ltd.	87,613	588
	Tabcorp Holdings Ltd.	1,362,512	576
			624,328

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
Austria (0.3%)
	Erste Group Bank AG	186,113	9,681
	OMV AG	87,657	3,667
	Verbund AG	40,498	3,252
	ANDRITZ AG	41,770	2,676
	voestalpine AG	67,301	1,726
	Raiffeisen Bank International AG	78,211	1,525
	Telekom Austria AG	67,290	623
			23,150
Belgium (0.3%)
	KBC Group NV	147,401	11,401
	Ageas SA	100,829	4,813
	Groupe Bruxelles Lambert NV	54,050	4,034
	Umicore SA	123,352	1,694
			21,942
Brazil (1.3%)
	Vale SA	2,393,088	26,075
	Petroleo Brasileiro SA	2,304,600	16,543
	B3 SA - Brasil Bolsa Balcao	3,427,714	6,575
	Centrais Eletricas Brasileiras SA	789,382	5,523
	Ambev SA	2,679,650	5,486
	Banco Do Brasil SA	1,064,836	4,998
	Banco BTG Pactual SA	784,000	4,520
	Vibra Energia SA	681,967	2,792
	BB Seguridade Participacoes SA	413,657	2,572
	Klabin SA	538,780	2,104
	Ultrapar Participacoes SA	528,900	2,077
	Itau Unibanco Holding SA ADR	342,588	2,062
	Banco Bradesco SA	902,646	1,792
	Cosan SA	715,600	1,692
	Telefonica Brasil SA	188,718	1,619
	CCR SA	721,710	1,580
	Itau Unibanco Holding SA	302,500	1,557
	TIM SA	484,554	1,498
	Lojas Renner SA	568,100	1,332
	Hypera SA	239,982	1,222
	Banco Santander Brasil SA	220,302	1,116
	Allos SA	276,700	1,068
	Engie Brasil Energia SA	104,616	818
	Cia Energetica de Minas Gerais ADR	428,733	815
	Cia Siderurgica Nacional SA	372,500	781
	Transmissora Alianca de Energia Eletrica SA	127,619	762
	Cielo SA	681,100	695
	Caixa Seguridade Participacoes SA	268,600	685
	Cia Paranaense de Energia - Copel	422,892	671
	Multiplan Empreendimentos Imobiliarios SA	156,700	664
	Telefonica Brasil SA ADR	75,372	648
	CPFL Energia SA	110,800	636
	Porto Seguro SA	113,418	614
	Sao Martinho SA	96,600	496
	Auren Energia SA	222,500	467
	Neoenergia SA	134,000	429
	SLC Agricola SA	127,520	405
	Alupar Investimento SA	67,184	366
	CSN Mineracao SA	327,300	296
	Usinas Siderurgicas de Minas Gerais SA Usiminas	113,900	122
	Cia Energetica de Minas Gerais	33,280	74
	Bradespar SA	17,800	56
	Ambev SA ADR	348	1
			106,304
Canada (7.6%)
	Royal Bank of Canada	869,558	97,168
	Toronto-Dominion Bank (XTSE)	1,089,094	64,313
[1]	Enbridge Inc.	1,310,463	49,043
	Canadian Natural Resources Ltd.	1,299,813	46,150
	Bank of Montreal	447,035	37,705
	Bank of Nova Scotia	753,367	35,179
	Suncor Energy Inc.	793,331	31,684
	Canadian Imperial Bank of Commerce	577,897	29,886

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Manulife Financial Corp.	1,113,617	29,666
	TC Energy Corp.	640,892	27,211
	Agnico Eagle Mines Ltd.	307,721	23,744
	Sun Life Financial Inc.	360,138	17,879
	National Bank of Canada	210,198	17,581
	Nutrien Ltd.	306,204	15,704
	Restaurant Brands International Inc.	194,294	13,604
	Pembina Pipeline Corp.	335,973	13,021
	Fortis Inc. (XTSE)	301,329	12,598
	Brookfield Asset Management Ltd. Class A (XTSE)	256,454	11,193
	Power Corp. of Canada	334,318	9,676
	Tourmaline Oil Corp.	207,568	9,133
	Magna International Inc.	167,497	7,433
	BCE Inc.	189,253	6,384
[2]	Hydro One Ltd.	199,975	6,267
	Great-West Lifeco Inc.	168,087	5,049
	TELUS Corp.	302,967	4,891
			622,162
Chile (0.2%)
	Banco De Chile	26,283,134	3,131
	Empresas COPEC SA	293,054	2,041
	Banco de Credito e Inversiones SA	57,035	1,668
	Cencosud SA	799,269	1,477
	Banco Santander Chile	27,272,689	1,358
	Empresas CMPC SA	722,840	1,255
	Enel Chile SA	14,909,587	852
	Banco Santander Chile ADR	37,888	761
	Cia Sud Americana de Vapores SA	10,570,182	726
	Colbun SA	4,986,744	649
	Quinenco SA	162,254	565
	Cia Cervecerias Unidas SA	90,507	500
	Aguas Andinas SA Class A	1,648,900	490
	Banco Itau Chile SA	43,162	482
	Cencosud Shopping SA	297,617	465
	Sociedad de Inversiones Oro Blanco SA	30,815,707	156
			16,576
China (5.1%)
	China Construction Bank Corp. Class H	57,495,000	40,148
	Industrial & Commercial Bank of China Ltd. Class H	48,793,000	27,030
	Bank of China Ltd. Class H	51,412,000	22,893
	Ping An Insurance Group Co. of China Ltd. Class H	3,894,000	16,910
	PetroChina Co. Ltd. Class H	12,758,000	11,079
	China Merchants Bank Co. Ltd. Class H	2,322,438	9,626
	China Petroleum & Chemical Corp. Class H	14,978,000	9,599
	China Shenhua Energy Co. Ltd. Class H	2,072,500	8,618
	Agricultural Bank of China Ltd. Class H	18,933,000	8,472
	China Life Insurance Co. Ltd. Class H	4,588,000	6,365
	PICC Property & Casualty Co. Ltd. Class H	4,132,000	5,418
	China Resources Land Ltd.	1,693,000	5,061
	Haier Smart Home Co. Ltd. Class H	1,424,800	4,658
	China Yangtze Power Co. Ltd. Class A	1,049,500	4,337
	China Pacific Insurance Group Co. Ltd. Class H	1,600,200	4,253
	China Merchants Bank Co. Ltd. Class A	885,442	4,008
	Shenzhou International Group Holdings Ltd.	466,300	3,947
	China Overseas Land & Investment Ltd.	2,375,200	3,840
	CITIC Ltd.	3,971,000	3,661
[2]	China Tower Corp. Ltd. Class H	29,102,000	3,571
[2]	Postal Savings Bank of China Co. Ltd. Class H	6,678,000	3,571
	China CITIC Bank Corp. Ltd. Class H	5,745,620	3,438
	Geely Automobile Holdings Ltd.	3,360,000	3,414
	ENN Energy Holdings Ltd.	469,200	3,283
	Bank of Communications Co. Ltd. Class H	4,454,000	3,236
	China Resources Power Holdings Co. Ltd.	1,165,000	3,205
	China Mengniu Dairy Co. Ltd.	1,909,000	3,194
	Yangzijiang Shipbuilding Holdings Ltd.	1,554,700	3,135
	Wuliangye Yibin Co. Ltd. Class A	166,700	2,929
[2]	CGN Power Co. Ltd. Class H	6,860,000	2,801
	Industrial & Commercial Bank of China Ltd. Class A	3,393,900	2,747
	Ping An Insurance Group Co. of China Ltd. Class A	464,900	2,739

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	COSCO SHIPPING Holdings Co. Ltd. Class H	1,751,500	2,501
	Yankuang Energy Group Co. Ltd. Class H	1,910,500	2,494
	Tsingtao Brewery Co. Ltd. Class H	378,000	2,415
	Agricultural Bank of China Ltd. Class A	3,754,956	2,384
	Kunlun Energy Co. Ltd.	2,256,000	2,187
	Industrial Bank Co. Ltd. Class A	895,100	2,075
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	390,800	2,043
	Great Wall Motor Co. Ltd. Class H	1,427,500	1,949
	CMOC Group Ltd. Class H	2,421,000	1,931
	Weichai Power Co. Ltd. Class H	1,196,000	1,914
[2]	Longfor Group Holdings Ltd.	1,453,000	1,888
	China Resources Gas Group Ltd.	549,900	1,866
	Anhui Conch Cement Co. Ltd. Class H	757,828	1,848
	People's Insurance Co. Group of China Ltd. Class H	5,397,000	1,816
	Sinopharm Group Co. Ltd. Class H	772,800	1,813
*	Foxconn Industrial Internet Co. Ltd. Class A	538,000	1,807
	China Longyuan Power Group Corp. Ltd. Class H	2,013,000	1,805
	Bank of Communications Co. Ltd. Class A	1,704,900	1,736
	China Hongqiao Group Ltd.	1,382,000	1,721
	China Petroleum & Chemical Corp. Class A	1,875,400	1,683
	China Shenhua Energy Co. Ltd. Class A	305,600	1,681
	China Gas Holdings Ltd.	1,816,400	1,652
	CRRC Corp. Ltd. Class H	2,624,000	1,626
	Want Want China Holdings Ltd.	2,583,000	1,551
	China State Construction International Holdings Ltd.	1,066,000	1,490
	CITIC Securities Co. Ltd. Class H	981,757	1,476
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,264,700	1,471
	China Minsheng Banking Corp. Ltd. Class H	3,991,970	1,415
	Qifu Technology Inc. ADR	68,346	1,388
	China Coal Energy Co. Ltd. Class H	1,363,000	1,381
	Tingyi Cayman Islands Holding Corp.	1,129,000	1,377
	Shaanxi Coal Industry Co. Ltd. Class A	420,800	1,361
	China State Construction Engineering Corp. Ltd. Class A	1,759,300	1,359
	PetroChina Co. Ltd. Class A	1,096,400	1,359
	China Power International Development Ltd.	2,822,370	1,329
	Hengan International Group Co. Ltd.	419,343	1,310
	Xinyi Solar Holdings Ltd.	2,652,000	1,258
	Jiangxi Copper Co. Ltd. Class H	715,000	1,257
	Bank of China Ltd. Class A	1,908,100	1,230
	China Railway Group Ltd. Class H	2,442,000	1,191
	China Pacific Insurance Group Co. Ltd. Class A	289,250	1,183
	Inner Mongolia Yitai Coal Co. Ltd. Class B	645,000	1,169
	Ping An Bank Co. Ltd. Class A	812,000	1,155
	China Galaxy Securities Co. Ltd. Class H	2,204,000	1,128
	Luzhou Laojiao Co. Ltd. Class A	61,800	1,118
	China Merchants Port Holdings Co. Ltd.	754,000	1,109
[2]	China Feihe Ltd.	2,429,000	1,100
	Bosideng International Holdings Ltd.	2,120,000	1,060
	Sinotruk Hong Kong Ltd.	396,760	1,044
	Beijing Enterprises Holdings Ltd.	313,500	1,040
	Haier Smart Home Co. Ltd. Class A	270,600	1,022
	ZTE Corp. Class H	454,200	1,017
	COSCO SHIPPING Holdings Co. Ltd. Class A	547,900	998
	Haitian International Holdings Ltd.	343,000	995
	CRRC Corp. Ltd. Class A	938,500	991
[2]	China Resources Mixc Lifestyle Services Ltd.	348,400	977
	China Everbright Environment Group Ltd.	2,156,000	974
	Guangdong Investment Ltd.	1,850,000	970
	China Oilfield Services Ltd. Class H	1,088,000	958
[2]	Huatai Securities Co. Ltd. Class H	866,200	958
	Haitong Securities Co. Ltd. Class H	2,026,800	937
	Gree Electric Appliances Inc. of Zhuhai Class A	168,600	934
	China Taiping Insurance Holdings Co. Ltd.	874,800	931
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	776,000	931
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	267,700	930
[2]	Yadea Group Holdings Ltd.	688,000	927
	China National Building Material Co. Ltd. Class H	2,764,000	916
	China CITIC Bank Corp. Ltd. Class A	1,050,900	911
	Autohome Inc. ADR	36,201	903
	Kingboard Holdings Ltd.	438,500	894

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	New China Life Insurance Co. Ltd. Class H	452,733	883
	China Everbright Bank Co. Ltd. Class A	1,925,700	842
	C&D International Investment Group Ltd.	494,000	828
	Bank of Jiangsu Co. Ltd. Class A	765,660	815
	Hisense Home Appliances Group Co. Ltd. Class H	243,000	786
	Baoshan Iron & Steel Co. Ltd. Class A	821,200	772
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	513,000	769
	Far East Horizon Ltd.	1,116,000	762
	Beijing Enterprises Water Group Ltd.	2,458,000	758
	China Conch Venture Holdings Ltd.	859,500	751
	China United Network Communications Ltd. Class A	1,147,000	746
[2]	Topsports International Holdings Ltd.	1,672,000	745
	Country Garden Services Holdings Co. Ltd.	1,238,000	745
	China Communications Services Corp. Ltd. Class H	1,438,000	739
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,420,000	735
	China Minsheng Banking Corp. Ltd. Class A	1,495,840	735
	China Railway Group Ltd. Class A	853,100	735
	SDIC Power Holdings Co. Ltd. Class A	312,600	735
	AviChina Industry & Technology Co. Ltd. Class H	1,476,000	722
	Jiangsu Yanghe Distillery Co. Ltd. Class A	63,400	718
	Shanghai Baosight Software Co. Ltd. Class B	437,640	716
	China Vanke Co. Ltd. Class A	720,000	707
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,390,000	705
	Jiangsu Expressway Co. Ltd. Class H	732,000	697
	Guangzhou Automobile Group Co. Ltd. Class H	1,888,000	696
*	SAIC Motor Corp. Ltd. Class A	338,700	688
[2]	China Resources Pharmaceutical Group Ltd.	985,000	674
	Fosun International Ltd.	1,288,000	671
	Anhui Conch Cement Co. Ltd. Class A	198,100	663
	Shenzhen International Holdings Ltd.	826,000	662
	Bank of Beijing Co. Ltd. Class A	892,600	658
	Daqin Railway Co. Ltd. Class A	677,000	653
	Postal Savings Bank of China Co. Ltd. Class A	976,200	652
	Zhejiang Expressway Co. Ltd. Class H	971,520	638
	China Everbright Bank Co. Ltd. Class H	2,113,000	638
	Bank of Nanjing Co. Ltd. Class A	454,600	635
	Poly Developments and Holdings Group Co. Ltd. Class A	516,100	630
	Bank of Shanghai Co. Ltd. Class A	622,233	628
*	China Vanke Co. Ltd. Class H	1,143,200	627
	Yuexiu Property Co. Ltd.	977,680	625
	Sinotrans Ltd. Class H	1,338,000	621
*	China Traditional Chinese Medicine Holdings Co. Ltd.	1,462,000	618
	GF Securities Co. Ltd. Class A	355,600	618
	GF Securities Co. Ltd. Class H	713,000	613
	Zhongsheng Group Holdings Ltd.	392,500	612
	Guotai Junan Securities Co. Ltd. Class A	307,000	611
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	366,500	609
	China Medical System Holdings Ltd.	730,000	605
	Huatai Securities Co. Ltd. Class A	322,200	593
	Uni-President China Holdings Ltd.	719,000	592
*	Minth Group Ltd.	420,000	589
	Sinopec Engineering Group Co. Ltd. Class H	923,000	588
	Kingboard Laminates Holdings Ltd.	652,500	587
	Huaxia Bank Co. Ltd. Class A	672,400	584
	GD Power Development Co. Ltd. Class A	747,400	575
	China Everbright Ltd.	1,140,000	570
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,352,000	561
	JOYY Inc. ADR	16,688	556
	China Construction Bank Corp. Class A	535,900	552
	Greentown China Holdings Ltd.	728,000	551
	Huadian Power International Corp. Ltd. Class H	1,064,000	548
	Sichuan Chuantou Energy Co. Ltd. Class A	210,100	544
[2]	Guotai Junan Securities Co. Ltd. Class H	495,800	517
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	910,000	514
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	292,148	498
	Yankuang Energy Group Co. Ltd. Class A	239,584	497
	Focus Media Information Technology Co. Ltd. Class A	604,500	485
	Chongqing Changan Automobile Co. Ltd. Class B	975,216	482
	Fuyao Glass Industry Group Co. Ltd. Class A	77,300	482
	Bank of Hangzhou Co. Ltd. Class A	256,950	479

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Tongwei Co. Ltd. Class A	189,700	476
	Yunnan Baiyao Group Co. Ltd. Class A	67,600	473
	China Suntien Green Energy Corp. Ltd. Class H	1,097,000	470
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	370,600	451
	Zhongjin Gold Corp. Ltd. Class A	201,400	450
	XCMG Construction Machinery Co. Ltd. Class A	494,200	448
	Henan Shuanghui Investment & Development Co. Ltd. Class A	139,100	444
*	Dongfeng Motor Group Co. Ltd. Class H	1,508,000	442
	Shanghai Industrial Holdings Ltd.	294,000	439
	Lao Feng Xiang Co. Ltd. Class B	120,800	434
	China Cinda Asset Management Co. Ltd. Class H	5,210,200	427
	Cosco Shipping Ports Ltd.	698,000	415
	TBEA Co. Ltd. Class A	219,440	411
	Xtep International Holdings Ltd.	679,000	408
	Shenzhen Expressway Corp. Ltd. Class H	412,000	403
[2]	BAIC Motor Corp. Ltd. Class H	1,411,500	381
[2]	CSC Financial Co. Ltd. Class H	526,000	372
	Shougang Fushan Resources Group Ltd.	1,054,164	371
	New China Life Insurance Co. Ltd. Class A	83,900	371
	Anhui Expressway Co. Ltd. Class H	306,000	370
	Shanghai International Port Group Co. Ltd. Class A	442,800	370
	China Merchants Energy Shipping Co. Ltd. Class A	341,100	368
*	People's Insurance Co. Group of China Ltd. Class A	451,400	358
	Citic Pacific Special Steel Group Co. Ltd. Class A	203,902	351
	Yangzijiang Financial Holding Ltd.	1,364,500	348
	China Jinmao Holdings Group Ltd.	4,318,000	342
	China Resources Building Materials Technology Holdings Ltd.	1,460,000	336
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	130,000	331
*	ENN Natural Gas Co. Ltd. Class A	121,500	330
	Metallurgical Corp. of China Ltd. Class H	1,692,000	325
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	694,600	322
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	149,300	318
	Sany Heavy Equipment International Holdings Co. Ltd.	523,000	314
*	China Coal Energy Co. Ltd. Class A	186,600	309
	China International Marine Containers Group Co. Ltd. Class H	389,700	303
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	138,400	298
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	109,600	294
	Lufax Holding Ltd. ADR	103,508	294
	Yutong Bus Co. Ltd. Class A	93,800	291
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	247,000	283
	Livzon Pharmaceutical Group Inc. Class H	91,700	281
	Metallurgical Corp. of China Ltd. Class A	638,300	279
	China National Chemical Engineering Co. Ltd. Class A	267,800	278
	Dongfang Electric Corp. Ltd. Class H	205,000	275
	Huayu Automotive Systems Co. Ltd. Class A	124,500	269
	COSCO SHIPPING Development Co. Ltd. Class H	2,239,000	269
	Sichuan Road & Bridge Co. Ltd. Class A	306,180	267
	China Reinsurance Group Corp. Class H	3,854,000	261
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,401,600	258
	Beijing New Building Materials plc Class A	70,400	253
	Huaibei Mining Holdings Co. Ltd. Class A	122,400	252
	Towngas Smart Energy Co. Ltd.	688,185	246
	Western Mining Co. Ltd. Class A	109,300	245
	Guanghui Energy Co. Ltd. Class A	289,700	244
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	288,200	244
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	92,800	243
	Lee & Man Paper Manufacturing Ltd.	777,000	240
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	199,000	239
	Shenergy Co. Ltd. Class A	205,400	237
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	267,461	234
*,2	Legend Holdings Corp. Class H	327,300	234
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	276,660	233
	Huaxin Cement Co. Ltd. Class H	224,900	231
	LB Group Co. Ltd. Class A	94,400	225
	China Lesso Group Holdings Ltd.	560,000	222
	Goldwind Science & Technology Co. Ltd.	428,200	221
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	137,600	221
[3]	Huadian Power International Corp. Ltd. Class A	261,300	219
	Trina Solar Co. Ltd. Class A	90,705	219
[2]	Orient Securities Co. Ltd. Class H	515,200	215

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Beijing Jingneng Clean Energy Co. Ltd. Class H	892,000	211
	CSG Holding Co. Ltd. Class B	688,100	209
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	91,600	209
	Yunnan Yuntianhua Co. Ltd. Class A	75,300	204
	Hubei Energy Group Co. Ltd. Class A	284,700	203
	HLA Group Corp. Ltd. Class A	222,100	202
	COSCO SHIPPING Development Co. Ltd. Class A	585,200	199
	China Railway Signal & Communication Corp. Ltd. Class A	245,296	199
[2]	China Merchants Securities Co. Ltd. Class H	249,360	198
	Youngor Group Co. Ltd. Class A	193,300	191
	BBMG Corp. Class H	2,486,000	188
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	333,400	185
	Avary Holding Shenzhen Co. Ltd. Class A	35,100	181
	TangShan Port Group Co. Ltd. Class A	247,668	180
	Shenzhen Investment Ltd.	1,468,000	177
	Chongqing Brewery Co. Ltd. Class A	20,400	175
	Hunan Valin Steel Co. Ltd. Class A	266,900	172
	Bank of Changsha Co. Ltd. Class A	161,300	168
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	166
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	167,250	166
*	Hisense Home Appliances Group Co. Ltd. Class A	40,000	165
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	113,600	165
	Zangge Mining Co. Ltd. Class A	51,000	162
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	54,800	160
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	141,002	159
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	267,800	159
	Xiamen C & D Inc. Class A	142,400	156
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	300,100	156
	China Zheshang Bank Co. Ltd. Class A	397,700	155
	Luxi Chemical Group Co. Ltd. Class A	98,200	153
	CNOOC Energy Technology & Services Ltd. Class A	284,700	152
	Shanghai Electric Power Co. Ltd. Class A	113,100	147
	Nanjing Iron & Steel Co. Ltd. Class A	234,000	146
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	99,000	142
	Shandong Hi-speed Co. Ltd. Class A	119,200	140
[2]	Blue Moon Group Holdings Ltd.	536,000	139
	China South Publishing & Media Group Co. Ltd. Class A	84,300	138
	Sinoma International Engineering Co. Class A	97,000	137
	Xiamen Tungsten Co. Ltd. Class A	57,900	136
	Shanghai Rural Commercial Bank Co. Ltd. Class A	147,200	136
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	89,400	135
	Huaxin Cement Co. Ltd. Class A	66,100	134
	Chongqing Rural Commercial Bank Co. Ltd. Class A	182,400	130
	Jointown Pharmaceutical Group Co. Ltd. Class A	203,434	130
	Jiangsu Expressway Co. Ltd. Class A	71,100	127
	Ming Yang Smart Energy Group Ltd. Class A	92,100	127
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	64,900	126
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	74,800	126
*	Angang Steel Co. Ltd. Class H	800,000	124
	Zhejiang Supor Co. Ltd. Class A	17,700	123
	Shanghai Tunnel Engineering Co. Ltd. Class A	129,200	123
	Livzon Pharmaceutical Group Inc. Class A	23,800	121
	Jason Furniture Hangzhou Co. Ltd. Class A	34,500	121
	Wuchan Zhongda Group Co. Ltd. Class A	197,700	119
	Jiangsu Financial Leasing Co. Ltd. Class A	169,700	119
	Hangzhou Robam Appliances Co. Ltd. Class A	39,400	118
	China International Marine Containers Group Co. Ltd. Class A	105,400	116
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	151,600	115
	Jafron Biomedical Co. Ltd. Class A	30,700	114
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	53,700	114
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	66,800	113
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	43,600	113
	Sinoma Science & Technology Co. Ltd. Class A	70,500	112
	Sinomine Resource Group Co. Ltd. Class A	30,000	112
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	60,400	111
	Heilongjiang Agriculture Co. Ltd. Class A	61,500	111
	COFCO Sugar Holding Co. Ltd. Class A	90,200	110
	Jizhong Energy Resources Co. Ltd. Class A	140,700	110
*	Shanghai Huayi Group Co. Ltd. Class B	238,300	108
	Bank of Guiyang Co. Ltd. Class A	143,700	105

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Tian Di Science & Technology Co. Ltd. Class A	129,800	104
	Bank of Chengdu Co. Ltd. Class A	51,000	103
	Anhui Expressway Co. Ltd. Class A	48,700	103
	Lao Feng Xiang Co. Ltd. Class A	13,800	100
	Fujian Funeng Co. Ltd. Class A	67,400	100
	Kingfa Sci & Tech Co. Ltd. Class A	109,800	99
	Fujian Sunner Development Co. Ltd. Class A	51,700	96
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	233,700	95
	Guangzhou Development Group Inc. Class A	109,700	94
	China Railway Hi-tech Industry Co. Ltd. Class A	91,000	94
	Wanxiang Qianchao Co. Ltd. Class A	144,700	93
	Keda Industrial Group Co. Ltd. Class A	93,000	93
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	90,000	92
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	78,300	92
	Bank of Qingdao Co. Ltd. Class A	194,850	90
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	48,800	88
	China World Trade Center Co. Ltd. Class A	29,700	88
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	148,900	87
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	120,200	86
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	26,600	86
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	111,200	86
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	65,600	86
[2]	Everbright Securities Co. Ltd. Class H	130,200	85
	Qingdao Port International Co. Ltd. Class A	67,200	85
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	167,900	84
	Huafa Industrial Co. Ltd. Zhuhai Class A	101,800	84
	Xiamen ITG Group Corp. Ltd. Class A	93,400	83
	Canmax Technologies Co. Ltd. Class A	34,400	83
	Gemdale Corp. Class A	184,300	81
	Shenzhen Expressway Corp. Ltd. Class A	55,400	81
*	Bank of Xi'an Co. Ltd. Class A	175,300	81
	Xi'An Shaangu Power Co. Ltd. Class A	73,500	81
*	Sinochem International Corp. Class A	154,200	81
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	104,800	80
	Jiangsu Pacific Quartz Co. Ltd.Class A	19,950	79
	Shenzhen Gas Corp. Ltd. Class A	79,800	77
	Beijing Jingneng Power Co. Ltd. Class A	164,800	77
	YongXing Special Materials Technology Co. Ltd. Class A	16,510	76
*	Xinhu Zhongbao Co. Ltd. Class A	328,900	76
	China Meidong Auto Holdings Ltd.	284,000	75
	Tianshan Aluminum Group Co. Ltd. Class A	78,600	75
	Sansure Biotech Inc. Class A	28,057	75
	Hefei Meiya Optoelectronic Technology Inc. Class A	33,700	74
	Chongqing Water Group Co. Ltd. Class A	103,000	72
	Suofeiya Home Collection Co. Ltd. Class A	36,500	71
	Jiangsu Linyang Energy Co. Ltd. Class A	81,400	70
	G-bits Network Technology Xiamen Co. Ltd. Class A	3,000	69
	Weifu High-Technology Group Co. Ltd. Class A	28,800	68
	China National Accord Medicines Corp. Ltd. Class B	34,860	65
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	34,000	64
	Hainan Mining Co. Ltd. Class A	77,100	62
	Shandong Publishing & Media Co. Ltd. Class A	40,400	61
*	Maanshan Iron & Steel Co. Ltd. Class H	432,000	60
	Chongqing Department Store Co. Ltd. Class A	22,000	58
	Shenzhen Jinjia Group Co. Ltd. Class A	104,400	56
*	Rongan Property Co. Ltd. Class A	146,400	55
	ORG Technology Co. Ltd. Class A	91,000	54
	Perfect World Co. Ltd. Class A	48,900	53
	Bank of Suzhou Co. Ltd. Class A	52,300	52
	Zhuzhou Kibing Group Co. Ltd. Class A	60,300	51
	Yangling Metron New Material Inc. Class A	19,000	51
	Anhui Kouzi Distillery Co. Ltd. Class A	9,500	50
*	KingClean Electric Co. Ltd. Class A	16,507	50
	Daan Gene Co. Ltd. Class A	71,100	50
	Jiangsu Guoxin Corp. Ltd. Class A	49,800	50
	Camel Group Co. Ltd. Class A	47,100	49
	Hainan Drinda New Energy Technology Co. Ltd. Class A	9,200	49
	Opple Lighting Co. Ltd. Class A	21,800	48
	Shenzhen Aisidi Co. Ltd. Class A	37,700	48
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	73,400	48

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	137,400	48
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	37,100	47
	Luenmei Quantum Co. Ltd. Class A	61,900	47
	Huapont Life Sciences Co. Ltd. Class A	80,100	44
	Sinotrans Ltd. Class A	61,700	42
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	160,600	42
	Guangdong South New Media Co. Ltd. Class A	9,100	42
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	29,500	42
	Easyhome New Retail Group Co. Ltd.Class A	118,800	42
*	Blue Sail Medical Co. Ltd. Class A	65,545	40
	Luolai Lifestyle Technology Co. Ltd. Class A	38,900	40
	Toly Bread Co. Ltd. Class A	50,700	39
	Huabao Flavours & Fragrances Co. Ltd. Class A	18,700	39
*	Hunan Changyuan Lico Co. Ltd. Class A	58,426	38
*	Suning Universal Co. Ltd. Class A	155,300	37
	Xiamen Intretech Inc. Class A	21,600	37
	CSG Holding Co. Ltd. Class A	46,600	32
	Joyoung Co. Ltd. Class A	16,600	25
	Zhejiang Runtu Co. Ltd. Class A	27,500	22
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	17
	Weifu High-Technology Group Co. Ltd. Class B	6,500	10
*	Angang Steel Co. Ltd. Class A	16,300	5
*	Haitong Securities Co. Ltd. Class A	3,200	4
*	Maanshan Iron & Steel Co. Ltd. Class A	15,400	4
	China Merchants Securities Co. Ltd. Class A	500	1
			423,535
Colombia (0.1%)
	Bancolombia SA ADR	68,377	2,278
[1]	Ecopetrol SA ADR	138,729	1,487
	Interconexion Electrica SA ESP	265,761	1,148
	Ecopetrol SA	137,413	74
	Bancolombia SA	1,214	11
			4,998
Czech Republic (0.1%)
	CEZ A/S	97,127	3,740
	Komercni banka A/S	48,583	1,679
[2]	Moneta Money Bank A/S	203,162	930
	Colt CZ Group SE	4,129	117
			6,466
Denmark (0.3%)
	Danske Bank A/S	406,248	12,424
*,2	Orsted A/S	115,363	6,876
	Tryg A/S	204,395	4,475
			23,775
Egypt (0.0%)
	Telecom Egypt Co.	171,834	121
Finland (1.3%)
	Nordea Bank Abp (XHEL)	2,058,359	24,086
	Nokia OYJ	3,238,913	12,729
	Sampo OYJ Class A	276,546	12,123
	UPM-Kymmene OYJ	329,160	10,887
	Kone OYJ Class B	201,350	10,282
	Wartsila OYJ Abp	297,332	6,144
	Neste OYJ	254,480	5,136
	Stora Enso OYJ Class R	361,720	4,522
	Fortum OYJ	269,337	4,142
	Elisa OYJ	87,306	4,065
	Metso OYJ	391,699	3,980
	Kesko OYJ Class B	166,368	3,009
	Orion OYJ Class B	64,512	2,963
	Valmet OYJ	101,433	2,873
			106,941
France (5.7%)
	TotalEnergies SE	1,240,015	83,659
	Sanofi SA	678,408	69,939
	BNP Paribas SA	618,461	42,373
	AXA SA	1,109,192	38,944

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Vinci SA	304,870	34,791
	Danone SA	384,384	24,972
	Cie de Saint-Gobain SA	282,766	24,257
	Cie Generale des Etablissements Michelin SCA	432,732	17,131
	Publicis Groupe SA	139,606	14,574
	Orange SA	1,184,706	13,147
	Veolia Environnement SA	386,458	12,140
	Societe Generale SA	448,425	11,631
	Credit Agricole SA	621,633	9,434
	Renault SA	117,893	5,713
	Engie SA (XPAR)	359,349	5,649
	Engie SA Loyalty Shares	333,216	5,238
	Carrefour SA	320,811	4,786
	Teleperformance SE	37,146	4,782
	Eiffage SA	47,844	4,762
	Vivendi SE	405,299	4,325
	Engie SA PF 2025	249,131	3,916
	Getlink SE	218,097	3,886
	Bouygues SA	111,866	3,862
	Rexel SA	145,102	3,687
	Arkema SA	35,881	3,238
[2]	Amundi SA	34,562	2,522
	Sodexo Inc. (Prime Fidelite 2026)	26,287	2,490
	Eurazeo SE (XPAR)	29,883	2,351
[2]	La Francaise des Jeux SAEM	60,181	2,335
	Engie SA	141,167	2,219
	SCOR SE	92,860	1,987
	Wendel SE	16,311	1,563
	Sodexo SA (XPAR)	16,383	1,552
	Valeo SE	134,177	1,533
	Sodexo Prime De Fidelite 2027	10,878	1,030
[2]	Ayvens SA	88,361	585
			471,003
Germany (6.2%)
	Siemens AG (Registered)	457,930	83,846
	Allianz SE (Registered)	240,514	67,744
	Deutsche Telekom AG (Registered)	2,062,052	53,938
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	81,368	40,076
	Mercedes-Benz Group AG	516,704	34,156
	Deutsche Post AG	605,655	27,016
	BASF SE	550,531	25,631
	E.ON SE	1,365,926	19,155
	Deutsche Bank AG (Registered)	1,202,016	18,710
	Bayer AG (Registered)	607,517	18,074
[1]	Bayerische Motoren Werke AG (XETR)	180,881	16,777
	RWE AG	440,133	16,426
	Vonovia SE	430,967	13,213
	Daimler Truck Holding AG	322,238	12,441
	Commerzbank AG	633,996	10,336
	Hannover Rueck SE	36,955	9,176
*	Fresenius SE & Co. KGaA	254,770	9,129
	Heidelberg Materials AG	84,255	8,778
	Fresenius Medical Care AG	124,999	4,823
	Continental AG	66,716	4,090
	Talanx AG	37,637	2,859
	Evonik Industries AG	138,064	2,796
	Volkswagen AG	17,446	2,058
	HOCHTIEF AG	12,824	1,525
	thyssenkrupp AG	298,041	1,141
	Traton SE	31,605	997
[2]	DWS Group GmbH & Co. KGaA	24,458	925
	Wacker Chemie AG	9,070	906
	RTL Group SA	23,992	756
	FUCHS SE	19,663	682
[1]	Sixt SE (XETR)	7,918	552
			508,732
Greece (0.1%)
	Metlen Energy & Metals SA	66,950	2,646
	OPAP SA	115,092	2,007

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	JUMBO SA	66,040	1,770
	Hellenic Telecommunications Organization SA	101,484	1,667
	Motor Oil Hellas Corinth Refineries SA	34,175	871
	HELLENiQ ENERGY Holdings SA	61,142	490
	Holding Co. ADMIE IPTO SA	67,177	164
	Autohellas Tourist and Trading SA	12,031	154
	Piraeus Port Authority SA	4,072	115
	Quest Holdings SA	15,810	92
			9,976
Hong Kong (1.5%)
	Hong Kong Exchanges & Clearing Ltd.	779,600	22,996
	CLP Holdings Ltd.	1,003,500	8,613
	CK Hutchison Holdings Ltd.	1,636,500	8,549
	Sun Hung Kai Properties Ltd.	874,500	7,572
	BOC Hong Kong Holdings Ltd.	2,195,500	6,387
	Lenovo Group Ltd.	4,728,000	6,124
	Hong Kong & China Gas Co. Ltd.	6,716,400	5,473
	Hang Seng Bank Ltd.	444,600	5,444
	Power Assets Holdings Ltd.	845,599	5,389
	CK Asset Holdings Ltd.	1,188,084	4,540
	Jardine Matheson Holdings Ltd.	120,804	4,256
	MTR Corp. Ltd.	973,000	3,148
[2]	WH Group Ltd.	4,778,099	3,106
	Swire Pacific Ltd. Class A	301,788	2,603
	Sino Land Co. Ltd.	2,358,000	2,439
	CK Infrastructure Holdings Ltd.	356,472	2,378
	Wharf Real Estate Investment Co. Ltd.	953,000	2,343
	Henderson Land Development Co. Ltd.	788,587	2,215
	Hongkong Land Holdings Ltd.	660,100	2,132
	SITC International Holdings Co. Ltd.	794,000	1,772
	PCCW Ltd.	2,723,793	1,412
	Xinyi Glass Holdings Ltd.	1,273,000	1,345
	Orient Overseas International Ltd.	79,000	1,113
[2]	BOC Aviation Ltd.	124,500	1,092
	Bank of East Asia Ltd.	853,780	1,077
	Swire Properties Ltd.	636,898	1,006
	Chow Tai Fook Jewellery Group Ltd.	1,053,400	957
	Hang Lung Group Ltd.	768,000	842
	Hang Lung Properties Ltd.	1,093,576	802
	New World Development Co. Ltd.	849,750	792
	Yue Yuen Industrial Holdings Ltd.	442,000	721
	VTech Holdings Ltd.	98,900	651
	Kerry Properties Ltd.	363,500	619
	First Pacific Co. Ltd.	1,328,000	591
	Man Wah Holdings Ltd.	916,800	541
	Hysan Development Co. Ltd.	391,000	535
	NWS Holdings Ltd.	589,000	527
	DFI Retail Group Holdings Ltd.	184,200	322
	Johnson Electric Holdings Ltd.	220,000	304
	Dah Sing Banking Group Ltd.	308,800	245
	Nexteer Automotive Group Ltd.	482,000	209
	Swire Pacific Ltd. Class B	122,500	159
			123,341
Hungary (0.1%)
	OTP Bank Nyrt	140,732	7,214
	Richter Gedeon Nyrt	90,360	2,576
	MOL Hungarian Oil & Gas plc	279,294	2,177
	Magyar Telekom Telecommunications plc	215,130	644
			12,611
Iceland (0.0%)
[2]	Arion Banki HF	865,464	831
	Islandsbanki HF	714,702	532
	Eimskipafelag Islands hf	67,212	171
			1,534
India (1.7%)
	NTPC Ltd.	2,929,863	14,590
	HCL Technologies Ltd.	648,153	12,754
	ITC Ltd.	1,858,533	11,019

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Power Grid Corp. of India Ltd.	2,599,764	10,828
	Oil & Natural Gas Corp. Ltd.	2,414,669	9,646
	Coal India Ltd.	1,414,376	8,847
	Tech Mahindra Ltd.	372,470	6,938
	Power Finance Corp. Ltd.	888,721	5,932
	REC Ltd.	762,500	5,890
	Indian Oil Corp. Ltd.	2,513,452	5,477
	Vedanta Ltd.	988,384	5,332
	Hero MotoCorp Ltd.	80,416	5,283
	Bharat Petroleum Corp. Ltd. (XNSE)	1,224,778	5,137
	Bajaj Auto Ltd.	41,286	4,770
	Gail India Ltd.	1,611,742	4,649
	Hindustan Petroleum Corp. Ltd.	553,664	2,603
	Oil India Ltd.	333,643	2,305
	NMDC Ltd.	704,432	2,040
	Petronet LNG Ltd.	460,070	2,029
	Oracle Financial Services Software Ltd.	14,128	1,869
	Canara Bank	1,115,220	1,532
	Union Bank of India Ltd.	935,746	1,512
	Hindustan Zinc Ltd.	144,977	1,122
	Piramal Enterprises Ltd.	74,925	935
	Castrol India Ltd.	291,664	915
	Bank of India	544,173	821
[2]	Nippon Life India Asset Management Ltd.	104,090	804
	Sun TV Network Ltd.	55,862	602
			136,181
Indonesia (0.5%)
	Bank Rakyat Indonesia Persero Tbk PT	43,119,859	12,407
	Bank Mandiri Persero Tbk PT	27,436,500	10,821
	Telkom Indonesia Persero Tbk PT	28,438,800	5,051
	Astra International Tbk PT	12,681,300	3,686
	Bank Negara Indonesia Persero Tbk PT	9,207,900	2,820
	United Tractors Tbk PT	889,604	1,412
	Adaro Energy Indonesia Tbk PT	6,333,500	1,255
	Indofood Sukses Makmur Tbk PT	2,739,800	1,032
	Indofood CBP Sukses Makmur Tbk PT	1,355,900	911
	Perusahaan Gas Negara Persero Tbk PT	6,586,900	649
	Sarana Menara Nusantara Tbk PT	11,353,600	555
	Unilever Indonesia Tbk PT	3,594,300	540
	Semen Indonesia Persero Tbk PT	1,976,800	476
	Bukit Asam Tbk PT	2,410,700	398
	Indocement Tunggal Prakarsa Tbk PT	841,500	375
*	Gudang Garam Tbk PT	263,300	255
	Hanjaya Mandala Sampoerna Tbk PT	5,639,700	234
	Bank Danamon Indonesia Tbk PT	432,400	69
			42,946
Ireland (0.1%)
	Bank of Ireland Group plc	639,314	7,240
	AIB Group plc	956,529	5,487
			12,727
Israel (0.4%)
	Bank Leumi Le-Israel BM	927,238	7,990
	Bank Hapoalim BM	817,824	7,505
	Israel Discount Bank Ltd. Class A	759,718	3,878
	Mizrahi Tefahot Bank Ltd.	84,563	3,052
	ICL Group Ltd.	447,718	1,874
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,274,428	1,445
	First International Bank of Israel Ltd.	31,370	1,265
	Melisron Ltd.	15,151	1,062
	Phoenix Holdings Ltd.	101,292	979
	Mivne Real Estate KD Ltd.	372,195	858
	Amot Investments Ltd.	184,187	746
	Energix-Renewable Energies Ltd.	157,647	540
	Gav-Yam Lands Corp. Ltd.	25,910	186
			31,380
Italy (2.8%)
	UniCredit SpA	1,006,965	41,361
	Intesa Sanpaolo SpA	9,951,731	40,412

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Enel SpA	4,795,965	34,239
	Eni SpA	1,392,021	22,272
	Stellantis NV	1,277,420	21,287
	Generali SpA	767,859	19,875
	Terna - Rete Elettrica Nazionale	860,121	7,162
	Snam SpA	1,392,252	6,653
	FinecoBank Banca Fineco SpA	375,935	6,382
	Banco BPM SpA	839,910	5,815
	Mediobanca Banca di Credito Finanziario SpA	343,020	5,568
	Tenaris SA	277,481	4,403
[2]	Poste Italiane SpA	282,165	3,820
[2]	Infrastrutture Wireless Italiane SpA	214,050	2,382
	A2A SpA	925,089	1,959
	Banca Mediolanum SpA	145,231	1,715
	Hera SpA	465,226	1,702
	Italgas SpA	295,803	1,582
[2]	Pirelli & C SpA	235,424	1,474
			230,063
Japan (14.1%)
	Toyota Motor Corp.	7,321,161	140,645
	Mitsubishi UFJ Financial Group Inc.	6,675,400	77,103
	Sumitomo Mitsui Financial Group Inc.	766,354	55,341
	Tokio Marine Holdings Inc.	1,173,802	46,052
	ITOCHU Corp.	834,184	42,780
	Mizuho Financial Group Inc.	1,567,463	35,832
	Mitsui & Co. Ltd.	1,540,624	35,748
	Honda Motor Co. Ltd.	2,952,400	31,545
	KDDI Corp.	947,124	28,499
	Takeda Pharmaceutical Co. Ltd.	944,400	26,513
	Softbank Corp.	1,687,582	22,014
	Japan Tobacco Inc.	727,500	21,407
	MS&AD Insurance Group Holdings Inc.	824,200	19,430
	Nippon Telegraph & Telephone Corp.	17,282,600	18,418
	Marubeni Corp.	976,700	18,381
	Canon Inc.	579,000	18,124
	Dai-ichi Life Holdings Inc.	556,100	16,956
	ORIX Corp.	674,400	16,313
	Komatsu Ltd.	569,420	16,187
	Sumitomo Corp.	629,638	15,645
	Bridgestone Corp.	346,630	14,133
	Sompo Holdings Inc.	567,900	12,949
	Astellas Pharma Inc.	1,111,700	12,893
	Japan Post Holdings Co. Ltd.	1,075,041	11,385
	Sumitomo Mitsui Trust Holdings Inc.	433,378	10,954
	Nippon Steel Corp.	500,500	10,867
	Nomura Holdings Inc.	1,733,914	10,691
	Daiwa House Industry Co. Ltd.	366,800	10,387
	Resona Holdings Inc.	1,351,196	9,689
	Japan Post Bank Co. Ltd.	893,311	9,296
	ENEOS Holdings Inc.	1,713,851	8,980
	Nippon Yusen KK	271,000	8,733
	Sekisui House Ltd.	336,902	8,442
	Toyota Tsusho Corp.	411,690	8,231
	Inpex Corp.	527,900	8,152
	Kansai Electric Power Co. Inc.	449,700	7,697
	Subaru Corp.	367,109	7,058
	Sumitomo Electric Industries Ltd.	465,400	7,040
	Kirin Holdings Co. Ltd.	485,400	6,862
	Daiwa Securities Group Inc.	825,214	6,813
	Mitsui OSK Lines Ltd.	211,310	6,712
	T&D Holdings Inc.	306,700	5,749
	Asahi Kasei Corp.	764,700	5,514
	Obayashi Corp.	418,100	5,489
	JFE Holdings Inc.	363,700	5,328
	Chubu Electric Power Co. Inc.	407,800	5,142
	Yamaha Motor Co. Ltd.	546,051	5,085
	Kajima Corp.	261,200	5,047
	Idemitsu Kosan Co. Ltd.	746,074	4,914
	Isuzu Motors Ltd.	354,100	4,790

Vanguard® International High Dividend Yield Index Fund
	Shares	Market Value ($000)
Mitsubishi Chemical Group Corp.	778,000	4,595
Aisin Corp.	130,300	4,396
Taisei Corp.	103,100	4,379
SBI Holdings Inc.	164,700	4,281
Daito Trust Construction Co. Ltd.	35,000	4,209
Concordia Financial Group Ltd.	653,200	4,117
Kawasaki Kisen Kaisha Ltd.	255,700	3,929
AGC Inc.	107,700	3,855
Ono Pharmaceutical Co. Ltd.	259,400	3,827
Chiba Bank Ltd.	407,800	3,820
Mitsubishi HC Capital Inc. (XTKS)	525,520	3,781
Sumitomo Forestry Co. Ltd.	85,700	3,654
Sekisui Chemical Co. Ltd.	236,000	3,561
Nissan Motor Co. Ltd.	1,072,700	3,405
Dentsu Group Inc.	126,100	3,334
Niterra Co. Ltd.	110,900	3,285
Ricoh Co. Ltd.	344,900	3,211
Sojitz Corp.	133,100	3,148
Mazda Motor Corp.	348,600	3,007
Mitsui Chemicals Inc.	103,800	3,001
Brother Industries Ltd.	142,600	2,926
IHI Corp.	78,800	2,875
Seiko Epson Corp.	165,300	2,861
Fukuoka Financial Group Inc.	98,500	2,763
Hulic Co. Ltd.	273,786	2,672
Kobe Steel Ltd.	202,100	2,523
Sanwa Holdings Corp.	117,300	2,513
Kuraray Co. Ltd.	201,700	2,467
Sumitomo Chemical Co. Ltd.	959,600	2,460
Kyushu Railway Co.	91,900	2,453
Mebuki Financial Group Inc.	575,400	2,395
Amada Co. Ltd.	203,700	2,392
Japan Post Insurance Co. Ltd.	113,800	2,343
Tosoh Corp.	167,600	2,280
Credit Saison Co. Ltd.	95,000	2,202
Shimizu Corp.	344,100	2,163
Haseko Corp.	170,686	2,130
Mitsubishi Gas Chemical Co. Inc.	111,500	2,108
Nikon Corp.	183,500	2,108
NIPPON EXPRESS HOLDINGS Inc.	42,100	2,083
Cosmo Energy Holdings Co. Ltd.	38,740	2,079
Tokyo Tatemono Co. Ltd.	118,900	2,074
NGK Insulators Ltd.	147,500	1,993
DMG Mori Co. Ltd.	76,300	1,941
Taiheiyo Cement Corp.	68,500	1,871
Lixil Corp.	160,600	1,859
Sumitomo Heavy Industries Ltd.	68,100	1,829
Nomura Real Estate Holdings Inc.	65,100	1,820
Persol Holdings Co. Ltd.	1,054,300	1,808
Marui Group Co. Ltd.	109,000	1,766
Open House Group Co. Ltd.	47,300	1,675
Electric Power Development Co. Ltd.	99,600	1,646
Hitachi Construction Machinery Co. Ltd.	64,100	1,597
Tokyo Century Corp.	149,891	1,597
Toyo Seikan Group Holdings Ltd.	92,200	1,583
Air Water Inc.	106,800	1,569
Sega Sammy Holdings Inc.	93,700	1,517
Yamaguchi Financial Group Inc.	118,300	1,471
COMSYS Holdings Corp.	67,500	1,453
Mitsubishi Materials Corp.	75,200	1,409
Daicel Corp.	144,100	1,401
Hirogin Holdings Inc.	167,200	1,357
NSK Ltd.	256,100	1,343
Nagase & Co. Ltd.	60,400	1,327
EXEO Group Inc.	116,800	1,274
Iida Group Holdings Co. Ltd.	84,400	1,269
Kamigumi Co. Ltd.	54,700	1,247
Zenkoku Hosho Co. Ltd.	29,700	1,229
Seino Holdings Co. Ltd.	76,700	1,200
Yamato Kogyo Co. Ltd.	22,200	1,173

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
[1]	Aozora Bank Ltd.	70,500	1,172
	Sankyo Co. Ltd.	102,200	1,135
	Sumitomo Rubber Industries Ltd.	108,000	1,125
	Nippon Electric Glass Co. Ltd.	46,700	1,114
	DIC Corp.	53,800	1,107
	Toda Corp.	150,500	1,088
	Mitsui Mining & Smelting Co. Ltd.	32,600	1,087
	UBE Corp.	58,600	1,047
	NHK Spring Co. Ltd.	94,900	1,044
	Daido Steel Co. Ltd.	104,120	1,042
	Yamada Holdings Co. Ltd.	342,200	1,038
	Sankyu Inc.	30,000	1,025
	INFRONEER Holdings Inc.	115,500	1,002
	Toyo Tire Corp.	61,100	997
	Casio Computer Co. Ltd.	121,500	978
	JTEKT Corp.	136,100	978
	Amano Corp.	38,300	971
	Kokuyo Co. Ltd.	56,600	950
	Fuyo General Lease Co. Ltd.	11,300	924
	K's Holdings Corp.	84,600	913
	Kaneka Corp.	31,900	902
	NOK Corp.	59,500	870
	Canon Marketing Japan Inc.	27,200	842
	Nippon Kayaku Co. Ltd.	99,100	829
	Shikoku Electric Power Co. Inc.	94,800	827
	Nippon Shokubai Co. Ltd.	74,000	802
	Penta-Ocean Construction Co. Ltd.	174,200	773
	Relo Group Inc.	63,300	756
	TS Tech Co. Ltd.	56,900	755
	Denka Co. Ltd.	51,600	752
	Tokai Carbon Co. Ltd.	117,000	750
	Zeon Corp.	83,800	740
	Seven Bank Ltd.	388,900	730
	Aica Kogyo Co. Ltd.	30,600	708
	Toyoda Gosei Co. Ltd.	38,800	708
	OSG Corp.	51,000	704
	Anritsu Corp.	79,400	681
	Pigeon Corp.	65,200	663
	Acom Co. Ltd.	228,800	659
	AEON Financial Service Co. Ltd.	69,700	640
	Nipro Corp.	68,900	602
	Toyota Boshoku Corp.	41,200	555
	Itoham Yonekyu Holdings Inc.	18,160	536
	Heiwa Corp.	31,700	455
	Pola Orbis Holdings Inc.	45,000	424
	Noevir Holdings Co. Ltd.	9,600	371
	Fuji Media Holdings Inc.	26,300	330
	Matsui Securities Co. Ltd.	58,500	328
	Orient Corp.	34,200	240
			1,158,513
Kuwait (0.2%)
	National Bank of Kuwait SAKP	4,878,002	14,464
	Mobile Telecommunications Co. KSCP	1,382,725	2,064
	Gulf Bank KSCP	1,272,038	1,294
	Burgan Bank SAK	592,758	370
			18,192
Malaysia (0.8%)
	Malayan Banking Bhd.	4,728,097	10,518
	CIMB Group Holdings Bhd.	5,208,300	8,422
	Tenaga Nasional Bhd.	2,717,433	8,331
	Public Bank Bhd.	9,062,900	8,309
	MISC Bhd.	1,303,244	2,495
	Petronas Gas Bhd.	619,432	2,455
	YTL Corp. Bhd.	3,021,523	2,247
	Petronas Chemicals Group Bhd.	1,729,000	2,183
	CELCOMDIGI Bhd.	2,430,400	2,012
	IJM Corp. Bhd.	2,182,900	1,665
	AMMB Holdings Bhd.	1,655,000	1,626
	RHB Bank Bhd.	1,303,700	1,621

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Kuala Lumpur Kepong Bhd.	342,400	1,572
	Hong Leong Bank Bhd.	368,200	1,546
	Axiata Group Bhd.	2,792,000	1,460
	Maxis Bhd.	1,829,900	1,407
	Sime Darby Bhd.	2,428,300	1,375
	Genting Bhd.	1,285,800	1,325
	Telekom Malaysia Bhd.	760,600	1,155
	Genting Malaysia Bhd.	1,775,800	1,006
	Petronas Dagangan Bhd.	216,400	836
	Alliance Bank Malaysia Bhd.	686,100	616
	Hong Leong Financial Group Bhd.	137,100	513
	FGV Holdings Bhd.	301,300	85
			64,780
Mexico (1.0%)
	Grupo Financiero Banorte SAB de CV Class O	1,775,700	13,306
	Fomento Economico Mexicano SAB de CV	1,121,500	12,385
	America Movil SAB de CV Series B	14,036,000	11,722
	Grupo Mexico SAB de CV Series B	1,937,900	10,922
	Wal-Mart de Mexico SAB de CV	3,157,335	10,500
	Grupo Aeroportuario del Pacifico SAB de CV Class B	241,730	3,857
	Grupo Aeroportuario del Sureste SAB de CV Class B	123,225	3,716
	Coca-Cola Femsa SAB de CV	316,525	2,872
	Arca Continental SAB de CV	291,400	2,868
	Grupo Aeroportuario del Centro Norte SAB de CV	166,100	1,426
[2]	Banco del Bajio SA	428,600	1,277
	Alfa SAB de CV Class A	2,191,800	1,260
	Promotora y Operadora de Infraestructura SAB de CV	132,065	1,240
	Regional SAB de CV	142,700	1,036
	Qualitas Controladora SAB de CV	99,400	916
	Kimberly-Clark de Mexico SAB de CV Class A	502,700	894
	Orbia Advance Corp. SAB de CV	583,000	748
	Grupo Televisa SAB Series CPO	1,444,800	638
	Megacable Holdings SAB de CV	179,900	423
*	Alpek SAB de CV	242,600	161
			82,167
Netherlands (1.2%)
	ING Groep NV	1,920,300	34,855
	Koninklijke Ahold Delhaize NV	579,109	18,656
	Koninklijke KPN NV	2,344,539	9,238
	NN Group NV	170,429	8,553
	Aegon Ltd.	891,839	5,771
[2]	ABN AMRO Bank NV	284,487	4,966
	ASR Nederland NV	89,790	4,511
	Randstad NV	68,617	3,342
[2]	Signify NV	77,739	1,925
	Koninklijke Vopak NV	39,238	1,753
	OCI NV	58,547	1,411
	JDE Peet's NV	62,195	1,368
[2]	CTP NV	66,000	1,156
			97,505
New Zealand (0.1%)
	Meridian Energy Ltd.	779,891	3,022
	Spark New Zealand Ltd.	1,122,260	2,884
	Contact Energy Ltd.	476,191	2,410
	Mercury NZ Ltd.	416,797	1,709
	Fletcher Building Ltd.	464,798	866
	SKYCITY Entertainment Group Ltd.	463,916	430
			11,321
Norway (0.7%)
	Equinor ASA	532,833	14,110
	DNB Bank ASA	618,095	12,770
	Telenor ASA	388,087	4,627
	Mowi ASA	272,961	4,607
	Aker BP ASA	189,557	4,590
	Norsk Hydro ASA	802,365	4,451
	Orkla ASA	476,566	4,022
	Yara International ASA	98,445	2,804
	Salmar ASA	40,088	2,306

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Var Energi ASA	547,294	1,743
	Gjensidige Forsikring ASA	101,551	1,718
			57,748
Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	366,393	170
Philippines (0.2%)
	International Container Terminal Services Inc.	676,030	4,128
	Bank of the Philippine Islands	1,294,290	2,691
	PLDT Inc.	55,205	1,433
	Metropolitan Bank & Trust Co.	1,086,580	1,279
	Manila Electric Co.	163,730	1,094
	Universal Robina Corp.	522,830	1,067
	Globe Telecom Inc.	19,551	721
	DMCI Holdings Inc.	2,448,900	477
	Semirara Mining & Power Corp.	688,820	395
	LT Group Inc.	1,703,200	287
	Megaworld Corp.	6,377,000	198
			13,770
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	524,423	7,794
	ORLEN SA	353,304	5,761
	Powszechny Zaklad Ubezpieczen SA	340,895	4,175
	Bank Polska Kasa Opieki SA	96,668	3,916
	Santander Bank Polska SA	20,501	2,701
	LPP SA	682	2,615
			26,962
Portugal (0.2%)
	EDP SA	1,870,407	7,709
	Galp Energia SGPS SA	267,320	5,621
	Jeronimo Martins SGPS SA	171,320	2,993
			16,323
Qatar (0.5%)
	Qatar National Bank QPSC	2,754,045	11,551
	Qatar Islamic Bank QPSC	1,041,956	5,634
	Industries Qatar QSC	964,477	3,471
	Commercial Bank PSQC	2,171,255	2,492
	Masraf Al Rayan QSC	3,796,257	2,429
	Qatar Navigation QSC	638,991	2,080
	Qatar Gas Transport Co. Ltd.	1,678,240	2,077
	Qatar International Islamic Bank QSC	702,155	2,011
	Mesaieed Petrochemical Holding Co.	3,856,152	1,771
	Ooredoo QPSC	494,411	1,419
	Qatar Fuel QSC	350,144	1,417
	Qatar Electricity & Water Co. QSC	273,205	1,154
	Dukhan Bank	1,040,746	1,070
	Barwa Real Estate Co.	1,255,409	958
	Vodafone Qatar QSC	1,162,906	540
	Qatar Aluminum Manufacturing Co.	1,441,054	514
			40,588
Romania (0.1%)
	Banca Transilvania SA	503,856	3,179
	OMV Petrom SA	10,511,380	1,806
	Societatea Nationala Nuclearelectrica SA	42,394	433
	Societatea Energetica Electrica SA	97,088	343
			5,761
Russia (0.0%)
*,3	Inter Rao Ues PJSC	11,522,470	—
*,3	MMC Norilsk Nickel PJSC ADR	53,701	—
*,3	Sberbank of Russia PJSC	3,446,575	—
*,3	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	GMK Norilskiy Nickel PAO	1,145,800	—
*,3	Gazprom PJSC ADR	748,819	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
*,3	PhosAgro PJSC (MISX)	7,446	—

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
*,3	United Co. RUSAL International PJSC	796,030	—
*,3	Unipro PJSC	4,903,000	—
*,3	Polyus PJSC	9,549	—
*,3	RusHydro PJSC	41,940,310	—
*,3	Rostelecom PJSC	343,830	—
*,3	Tatneft PJSC	243,415	—
*,3	Novolipetsk Steel PJSC	373,254	—
*,3	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
*,3	Novatek PJSC	356,672	—
*,3	Gazprom PJSC	2,023,010	—
*,3	Mosenergo PJSC	1,739,000	—
*,3	Federal Grid Co. - Rosseti PJSC	83,950,000	—
*,3	Lukoil PJSC	76,646	—
*,3	Rosneft Oil Co. PJSC	211,479	—
*,3	Magnitogorsk Iron & Steel Works PJSC	732,540	—
*,3	Sistema AFK PAO	903,430	—
*,3	Severstal PAO PJSC	28,686	—
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.4%)
[2]	Saudi Arabian Oil Co.	2,778,455	20,441
	Saudi National Bank	1,798,203	18,170
	Saudi Basic Industries Corp.	559,962	11,759
	Saudi Telecom Co.	1,116,374	11,467
	Riyad Bank	901,814	6,597
	Alinma Bank	758,197	6,549
	Saudi Awwal Bank	593,141	6,206
	SABIC Agri-Nutrients Co.	143,115	4,491
	Banque Saudi Fransi	363,603	3,586
	Etihad Etisalat Co.	233,424	3,242
	Arab National Bank	546,640	3,127
	Saudi Electricity Co.	490,078	2,233
	Yanbu National Petrochemical Co.	164,964	1,779
	Sahara International Petrochemical Co.	219,348	1,669
	Saudi Industrial Investment Group	235,900	1,284
	Saudi Investment Bank	369,653	1,259
	Jarir Marketing Co.	351,293	1,216
	Nahdi Medical Co.	31,165	1,103
	Saudi Aramco Base Oil Co.	30,187	1,047
	Abdullah Al Othaim Markets Co.	270,061	843
*	Advanced Petrochemical Co.	73,545	784
	Power & Water Utility Co. for Jubail & Yanbu	44,923	737
	United Electronics Co.	26,534	650
[2]	Arabian Centres Co. Ltd.	106,678	568
	Arabian Drilling Co.	16,022	554
	Saudi Cement Co.	47,066	535
	Qassim Cement Co.	32,993	474
	Southern Province Cement Co.	42,597	407
			112,777
Singapore (1.5%)
	DBS Group Holdings Ltd.	1,239,485	33,966
	Oversea-Chinese Banking Corp. Ltd.	2,181,100	24,277
	United Overseas Bank Ltd.	740,145	17,948
	Singapore Telecommunications Ltd.	4,594,388	10,644
	Singapore Airlines Ltd.	850,000	4,442
	Keppel Ltd.	870,912	4,334
	Singapore Exchange Ltd.	517,932	3,819
	Capitaland Investment Ltd.	1,591,500	3,227
	Singapore Technologies Engineering Ltd.	952,200	3,153
	Wilmar International Ltd.	1,258,000	3,000
	Genting Singapore Ltd.	3,490,900	2,218
	Thai Beverage PCL	5,043,000	1,904
	Venture Corp. Ltd.	158,200	1,791
	ComfortDelGro Corp. Ltd.	1,223,400	1,283
	Jardine Cycle & Carriage Ltd.	60,000	1,168
	NetLink NBN Trust	1,780,300	1,133
	Olam Group Ltd.	728,300	632

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Hutchison Port Holdings Trust	3,873,500	473
	SIA Engineering Co. Ltd.	192,400	330
	StarHub Ltd.	345,500	328
	Singapore Telecommunications Ltd. (XSES)	8,800	20
			120,090
South Africa (1.0%)
	FirstRand Ltd.	3,089,891	13,884
	Standard Bank Group Ltd.	817,465	9,963
	Gold Fields Ltd.	541,465	9,427
	Shoprite Holdings Ltd.	302,056	5,062
	MTN Group Ltd.	1,115,448	4,840
	Sanlam Ltd.	1,076,801	4,824
	Nedbank Group Ltd.	284,003	4,349
	Absa Group Ltd.	491,361	4,320
	Bidvest Group Ltd.	204,848	3,079
	Sasol Ltd.	357,642	2,900
	Impala Platinum Holdings Ltd.	486,867	2,501
	Vodacom Group Ltd.	361,498	2,033
[1]	Sibanye Stillwater Ltd.	1,738,717	1,986
	Old Mutual Ltd.	2,928,456	1,979
	Woolworths Holdings Ltd.	544,159	1,800
	Mr Price Group Ltd.	149,910	1,783
	Northam Platinum Holdings Ltd.	217,023	1,704
	Exxaro Resources Ltd.	146,349	1,568
[1]	Foschini Group Ltd.	192,681	1,424
	Outsurance Group Ltd.	516,828	1,374
	Investec Ltd.	174,756	1,364
	Anglo American Platinum Ltd.	34,162	1,326
	Tiger Brands Ltd.	99,869	1,224
	African Rainbow Minerals Ltd.	67,039	796
	Kumba Iron Ore Ltd.	32,755	715
	Santam Ltd.	23,566	418
			86,643
South Korea (1.4%)
	Hyundai Motor Co.	81,286	14,814
	Shinhan Financial Group Co. Ltd.	307,418	13,521
	KB Financial Group Inc.	207,910	13,441
	Kia Corp.	153,393	12,587
	Hana Financial Group Inc.	160,646	7,611
	Samsung Fire & Marine Insurance Co. Ltd.	20,033	5,448
	Woori Financial Group Inc.	372,874	4,292
	KT&G Corp.	61,324	4,181
	LG Corp.	54,103	3,450
	Samsung Life Insurance Co. Ltd.	45,280	3,196
	SK Inc.	21,822	2,393
	HMM Co. Ltd.	178,259	2,371
	Korea Zinc Co. Ltd.	6,573	2,330
	DB Insurance Co. Ltd.	27,231	2,200
	Hyundai Glovis Co. Ltd.	21,952	1,954
	Industrial Bank of Korea	172,276	1,758
	HD Hyundai Co. Ltd.	25,169	1,542
	Samsung Securities Co. Ltd.	37,724	1,234
	Korea Investment Holdings Co. Ltd.	22,619	1,215
	S-Oil Corp.	24,389	1,203
	BNK Financial Group Inc.	166,364	1,157
	Kumho Petrochemical Co. Ltd.	9,747	989
	GS Holdings Corp.	27,243	975
	Fila Holdings Corp.	30,672	963
	Hyundai Marine & Fire Insurance Co. Ltd.	36,133	951
	LG Uplus Corp.	127,039	929
	Doosan Bobcat Inc.	30,090	911
	Mirae Asset Securities Co. Ltd.	155,302	882
	NH Investment & Securities Co. Ltd.	80,022	813
	Kangwon Land Inc.	63,819	673
	Cheil Worldwide Inc.	42,886	555
*	GS Engineering & Construction Corp.	37,740	547
	DGB Financial Group Inc.	90,697	539
	Samsung Card Co. Ltd.	17,454	536
	OCI Holdings Co. Ltd.	9,224	496

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Hanwha Life Insurance Co. Ltd.	213,994	487
	Hyundai Doosan Infracore Co. Ltd.	82,203	479
	S-1 Corp.	11,094	457
	GS Retail Co. Ltd.	26,121	405
	KEPCO Plant Service & Engineering Co. Ltd.	12,771	367
	BGF retail Co. Ltd.	4,806	363
	Hanon Systems	96,050	312
	Lotte Shopping Co. Ltd.	6,705	303
	Lotte Corp.	15,823	285
	Hite Jinro Co. Ltd.	18,461	280
	LOTTE Fine Chemical Co. Ltd.	8,162	277
	Dongsuh Cos. Inc.	19,201	261
			116,933
Spain (2.9%)
	Iberdrola SA (XMAD)	3,707,455	48,969
	Banco Santander SA	9,598,495	46,305
	Banco Bilbao Vizcaya Argentaria SA	3,553,946	37,250
	Industria de Diseno Textil SA	647,953	31,483
	Telefonica SA	3,187,720	14,438
	CaixaBank SA	2,281,809	13,308
	Repsol SA	750,232	10,701
[2]	Aena SME SA	43,515	8,268
	Banco de Sabadell SA	3,215,830	6,786
	Redeia Corp. SA	265,194	4,708
	Endesa SA	194,854	3,781
	Bankinter SA	401,201	3,427
	Enagas SA	150,887	2,262
	Naturgy Energy Group SA	79,271	1,909
	Acciona SA	14,255	1,848
	Mapfre SA	594,361	1,440
			236,883
Sweden (1.4%)
	Volvo AB Class B	994,385	25,377
	Skandinaviska Enskilda Banken AB Class A	932,558	14,342
	Telefonaktiebolaget LM Ericsson Class B	1,707,721	11,742
	Swedbank AB Class A	531,972	11,312
	Essity AB Class B	371,485	10,445
	Svenska Handelsbanken AB Class A	882,601	8,909
	H & M Hennes & Mauritz AB Class B	366,095	5,696
	Boliden AB	169,131	5,172
	Telia Co. AB	1,511,050	4,392
	Skanska AB Class B	221,581	4,332
	SKF AB Class B	209,119	3,888
	Tele2 AB Class B	338,002	3,480
	Securitas AB Class B	304,165	3,272
	Volvo AB Class A	87,284	2,269
	SSAB AB Class B	439,440	2,227
	Husqvarna AB Class B	207,372	1,400
	SSAB AB Class A	70,958	366
	Skandinaviska Enskilda Banken AB Class C	22,110	348
	Sagax AB Class D	61,566	181
	Svenska Handelsbanken AB Class B	305	4
	Telefonaktiebolaget LM Ericsson Class A	11	—
			119,154
Switzerland (7.8%)
	Nestle SA (Registered)	1,616,238	163,713
	Roche Holding AG	445,282	144,164
	Novartis AG (Registered)	1,258,212	140,451
	Zurich Insurance Group AG	88,716	48,773
	Holcim AG	345,299	32,268
	Swiss Re AG	178,402	21,994
	Partners Group Holding AG	13,724	18,473
	Swiss Life Holding AG (Registered)	18,025	13,802
	SGS SA (Registered)	92,738	10,139
	Swisscom AG (Registered)	15,523	9,501
	Julius Baer Group Ltd.	125,540	6,871
	Baloise Holding AG (Registered)	27,906	4,994
	Swatch Group AG (Bearer)	23,067	4,751
	Swiss Prime Site AG (Registered)	45,489	4,559

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	PSP Swiss Property AG (Registered)	27,074	3,618
	Adecco Group AG (Registered)	97,543	3,320
	Helvetia Holding AG (Registered)	20,985	3,131
	Roche Holding AG (Bearer)	7,333	2,579
	Clariant AG (Registered)	141,566	2,100
	Banque Cantonale Vaudoise (Registered)	17,003	1,805
	DKSH Holding AG	21,528	1,684
	Swatch Group AG (Registered)	2,934	119
			642,809
Taiwan (4.1%)
	Hon Hai Precision Industry Co. Ltd.	7,371,000	45,220
	MediaTek Inc.	915,000	34,848
	Quanta Computer Inc.	1,643,000	13,998
	Fubon Financial Holding Co. Ltd.	4,756,208	12,880
	CTBC Financial Holding Co. Ltd.	11,343,120	12,312
	United Microelectronics Corp.	7,315,000	11,653
	Cathay Financial Holding Co. Ltd.	5,722,973	10,958
	Mega Financial Holding Co. Ltd.	6,995,409	9,224
	Chunghwa Telecom Co. Ltd.	2,334,000	8,649
	ASE Technology Holding Co. Ltd.	1,831,171	8,546
	Uni-President Enterprises Corp.	2,988,000	7,679
	Yuanta Financial Holding Co. Ltd.	7,511,340	7,536
	Asustek Computer Inc.	431,268	6,048
	First Financial Holding Co. Ltd.	6,525,491	5,845
	SinoPac Financial Holdings Co. Ltd.	7,180,775	5,845
[1]	Novatek Microelectronics Corp.	349,000	5,629
	Largan Precision Co. Ltd.	63,000	5,466
	Hua Nan Financial Holdings Co. Ltd. Class C	6,311,046	5,345
[1]	Wistron Corp.	1,724,656	5,189
	Nan Ya Plastics Corp.	3,374,000	5,163
	Realtek Semiconductor Corp.	294,000	4,638
*	Taishin Financial Holding Co. Ltd.	7,180,059	4,450
	TCC Group Holdings Co. Ltd.	4,011,119	4,244
	Chailease Holding Co. Ltd.	887,002	4,138
	Formosa Plastics Corp.	2,281,879	4,029
	Lite-On Technology Corp.	1,285,194	3,931
	Pegatron Corp.	1,261,000	3,895
	Wiwynn Corp.	53,000	3,359
	Evergreen Marine Corp. Taiwan Ltd.	619,800	3,219
	Formosa Chemicals & Fibre Corp.	2,049,000	3,120
	Taiwan Mobile Co. Ltd.	939,000	3,021
	Far EasTone Telecommunications Co. Ltd.	1,109,000	2,921
	Shanghai Commercial & Savings Bank Ltd.	2,282,677	2,908
	President Chain Store Corp.	342,000	2,897
	Catcher Technology Co. Ltd.	370,672	2,415
	WPG Holdings Ltd.	906,000	2,387
	Compal Electronics Inc.	2,463,000	2,386
	Acer Inc.	1,749,000	2,361
	AUO Corp.	4,311,000	2,354
[1]	Inventec Corp.	1,569,994	2,322
	Micro-Star International Co. Ltd.	419,000	2,186
	Globalwafers Co. Ltd.	141,000	2,145
	Yang Ming Marine Transport Corp.	1,083,000	2,099
	Powertech Technology Inc.	411,000	2,067
	Eclat Textile Co. Ltd.	122,200	1,985
[1]	Vanguard International Semiconductor Corp.	555,500	1,980
	Sino-American Silicon Products Inc.	318,000	1,873
	Asia Cement Corp.	1,470,000	1,857
	Far Eastern New Century Corp.	1,754,000	1,825
	Synnex Technology International Corp.	829,000	1,801
	Eva Airways Corp.	1,649,000	1,738
	Chicony Electronics Co. Ltd.	361,370	1,722
[1]	Walsin Lihwa Corp.	1,621,000	1,710
	Cheng Shin Rubber Industry Co. Ltd.	1,127,994	1,662
[1]	Formosa Petrochemical Corp.	817,000	1,603
	Zhen Ding Technology Holding Ltd.	379,000	1,598
	Pou Chen Corp.	1,332,000	1,470
	Giant Manufacturing Co. Ltd.	186,967	1,355
	ASE Technology Holding Co. Ltd. ADR	132,778	1,330

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Wan Hai Lines Ltd.	556,000	1,326
[1]	Foxconn Technology Co. Ltd.	658,190	1,324
	Feng TAY Enterprise Co. Ltd.	297,273	1,273
	Teco Electric and Machinery Co. Ltd.	716,000	1,065
	Nien Made Enterprise Co. Ltd.	81,000	984
	Taiwan Fertilizer Co. Ltd.	439,000	864
	Eternal Materials Co. Ltd.	908,000	853
	Nan Ya Printed Circuit Board Corp.	136,000	696
	Taiwan Secom Co. Ltd.	167,000	676
	Yulon Motor Co. Ltd.	338,288	632
*	Far Eastern International Bank	1,342,000	631
	Transcend Information Inc.	188,000	571
	China Motor Corp.	153,000	459
	Formosa Taffeta Co. Ltd.	654,000	444
	U-Ming Marine Transport Corp.	254,000	401
	Formosa Sumco Technology Corp.	38,000	177
	Yulon Nissan Motor Co. Ltd.	13,000	53
			339,463
Thailand (0.5%)
	PTT PCL	8,682,900	7,793
	Advanced Info Service PCL	669,404	4,400
	PTT Exploration & Production PCL	850,830	3,498
	SCB X PCL	1,017,400	2,941
	Siam Cement PCL (Registered)	431,850	2,681
	Kasikornbank PCL NVDR	720,000	2,660
	Krung Thai Bank PCL	3,816,300	1,938
	Kasikornbank PCL	360,700	1,332
	TMBThanachart Bank PCL	27,004,100	1,281
	Bangkok Bank PCL (Registered)	257,900	992
	Thai Oil PCL	697,640	988
	PTT Global Chemical PCL	1,257,399	963
	Home Product Center PCL	3,524,300	901
	Intouch Holdings PCL Class F	390,041	901
	Land & Houses PCL (Registered)	5,221,100	843
	Banpu PCL (Registered)	5,304,150	740
	Thai Union Group PCL Class F	1,632,200	665
	BTS Group Holdings PCL	5,218,900	631
	Indorama Ventures PCL	1,118,200	607
	Bangkok Bank PCL NVDR	156,100	600
	Ratch Group PCL	766,350	597
	Osotspa PCL	788,600	535
	Srisawad Corp. PCL	493,510	452
	Electricity Generating PCL	138,800	382
	Berli Jucker PCL	657,200	382
	Intouch Holdings PCL NVDR	153,800	355
	Siam City Cement PCL	92,632	352
	Thai Life Insurance PCL	1,584,800	325
	IRPC PCL	7,812,800	323
	Bangkok Life Assurance PCL NVDR	338,500	166
	Advanced Info Service PCL (XBKK)	18,400	121
	SCB X PCL (XBKK)	34,700	100
	PTT PCL (XBKK)	105,900	95
			41,540
Turkey (0.4%)
	BIM Birlesik Magazalar A/S	269,467	5,092
	Akbank TAS	1,891,809	3,534
	KOC Holding A/S	521,802	3,389
	Turkiye Petrol Rafinerileri A/S	541,267	2,669
	Haci Omer Sabanci Holding A/S	834,900	2,505
	Turkcell Iletisim Hizmetleri A/S	731,328	2,333
	Turkiye Is Bankasi A/S Class C	4,805,022	2,174
	Yapi ve Kredi Bankasi A/S	2,030,108	1,849
	Turkiye Garanti Bankasi A/S	355,304	1,329
	Ford Otomotiv Sanayi A/S	38,004	1,141
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	97,386	786
	Tofas Turk Otomobil Fabrikasi A/S	75,229	636
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	173,484	591
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	460,062	420
	Turk Traktor ve Ziraat Makineleri A/S	16,134	377

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Sok Marketler Ticaret A/S	184,657	334
[2]	Enerjisa Enerji A/S	161,046	328
	Dogus Otomotiv Servis ve Ticaret A/S	44,710	325
	Aksa Akrilik Kimya Sanayii A/S	910,920	279
	Turkiye Sigorta A/S	131,480	239
*	Tekfen Holding A/S	120,913	211
	Aygaz A/S	34,802	180
	Akcansa Cimento A/S	26,388	119
	Galata Wind Enerji A/S	99,926	99
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	155,588	94
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	23,932	78
			31,111
United Arab Emirates (0.8%)
	Emaar Properties PJSC	4,169,142	9,795
	First Abu Dhabi Bank PJSC	2,749,661	9,771
	Emirates Telecommunications Group Co. PJSC	2,168,861	9,672
	Emirates NBD Bank PJSC	1,111,263	5,775
	Aldar Properties PJSC	2,235,683	4,499
	Abu Dhabi Commercial Bank PJSC	1,818,117	4,405
	Dubai Electricity & Water Authority PJSC	5,317,649	3,446
	Abu Dhabi Islamic Bank PJSC	904,223	3,015
	Dubai Islamic Bank PJSC	1,779,197	2,835
	ADNOC Drilling Co. PJSC	1,512,775	1,813
	Abu Dhabi National Oil Co. for Distribution PJSC	1,726,162	1,677
	Borouge plc	1,805,657	1,200
	Emaar Development PJSC	504,113	1,166
	ADNOC Logistics & Services	836,142	1,070
	Salik Co. PJSC	1,118,602	1,027
	Air Arabia PJSC	1,368,959	981
	Dubai Investments PJSC	1,244,434	691
*	Dana Gas PJSC	3,300,949	615
	Fertiglobe plc	824,326	557
	Emirates Central Cooling Systems Corp.	1,208,018	543
			64,553
United Kingdom (12.4%)
	Shell plc (XLON)	3,944,369	143,827
	HSBC Holdings plc	11,623,705	105,707
	Unilever plc (XLON)	1,519,024	93,351
	BP plc	10,427,035	61,635
	GSK plc	2,467,057	47,907
	British American Tobacco plc	1,230,511	43,660
	Rio Tinto plc	658,107	42,799
	Glencore plc	7,513,576	41,692
	National Grid plc	2,967,311	37,650
	BAE Systems plc	1,873,915	31,253
	Lloyds Banking Group plc	39,099,852	29,870
	Barclays plc	9,234,970	27,615
	Reckitt Benckiser Group plc	434,433	23,370
	Anglo American plc	768,163	23,288
	3i Group plc	570,985	22,971
	Tesco plc	4,352,290	18,560
	NatWest Group plc	3,892,455	18,468
	SSE plc	672,811	16,283
	Imperial Brands plc	532,587	14,679
*	Smurfit WestRock plc	316,291	14,032
	Standard Chartered plc	1,312,313	12,963
	Vodafone Group plc	13,514,118	12,646
	Legal & General Group plc	3,675,896	10,964
	Aviva plc	1,665,790	10,731
	BT Group plc	3,873,941	7,025
	Admiral Group plc	179,752	6,370
	WPP plc	656,513	6,333
	Centrica plc	3,302,203	5,630
	United Utilities Group plc	418,441	5,561
	Severn Trent plc	162,208	5,363
	Mondi plc	270,517	5,289
	DS Smith plc	840,675	4,915
	Intermediate Capital Group plc	163,565	4,617
	Coca-Cola HBC AG	123,822	4,518

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
	Taylor Wimpey plc	2,163,541	4,436
	Berkeley Group Holdings plc	66,531	4,343
	DCC plc	61,603	4,244
	Kingfisher plc	1,164,266	4,139
	Barratt Developments plc	590,430	3,995
	Persimmon plc	195,357	3,984
	J Sainsbury plc	1,104,023	3,915
	M&G plc	1,360,670	3,716
	B&M European Value Retail SA	578,856	3,486
	Hargreaves Lansdown plc	232,254	3,299
	Phoenix Group Holdings plc	461,066	3,247
	St. James's Place plc	335,789	2,958
	Schroders plc	568,605	2,874
	Endeavour Mining plc	122,729	2,742
	Abrdn plc	1,100,009	2,406
	Johnson Matthey plc	111,542	2,356
	Burberry Group plc	224,101	2,243
[2]	Airtel Africa plc	736,240	1,079
*,3	Evraz plc	193,110	—
			1,021,004
Total Common Stocks (Cost $7,015,477)			8,087,552
Preferred Stocks (1.1%)
	Petroleo Brasileiro SA Preference Shares	3,442,883	22,771
	Itau Unibanco Holding SA Preference Shares	2,646,807	15,854
	Volkswagen AG Preference Shares	112,789	12,588
	Banco Bradesco SA Preference Shares	3,202,117	7,037
	Itausa SA Preference Shares	3,331,677	5,990
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	83,986	3,184
	Bayerische Motoren Werke AG Preference Shares	35,595	3,052
	Gerdau SA Preference Shares	794,470	2,565
	Hyundai Motor Co. Preference Shares (XKRX)	20,412	2,481
	Hyundai Motor Co. Preference Shares	15,573	1,885
	Cia Paranaense de Energia - Copel Preference Shares Class B	952,000	1,698
	Centrais Eletricas Brasileiras SA Preference Shares Class B	191,100	1,473
	Cia Energetica de Minas Gerais Preference Shares	640,802	1,230
	Metalurgica Gerdau SA Preference Shares	421,600	792
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	173,092	752
	Embotelladora Andina SA Preference Shares Class B	226,114	723
	Bradespar SA Preference Shares	216,407	709
	Sixt SE Preference Shares	10,122	561
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	1,592	329
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	285,100	314
	Unipar Carbocloro SA Preference Shares Class B	30,690	283
	Amorepacific Corp. (XKRX) Preference Shares	6,427	243
	CJ CheilJedang Corp. Preference Shares	1,835	207
	Hanwha Corp. Preference Shares	11,497	133
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	5,041	14
*,3	Transneft PJSC Preference Shares	52,700	—
*,3	Tatneft PJSC Preference Shares	51,803	—
*,3	Surgutneftegas PJSC Preference Shares	2,513,070	—
Total Preferred Stocks (Cost $93,430)			86,868

Vanguard® International High Dividend Yield Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 5.390% (Cost $39,774)	397,829	39,779
Total Investments (99.9%) (Cost $7,148,681)			8,214,199
Other Assets and Liabilities—Net (0.1%)			11,211
Net Assets (100%)			8,225,410
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,914,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $96,855,000, representing 1.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $38,318,000 was received for securities on loan, of which $37,222,000 is held in Vanguard Market Liquidity Fund and $1,096,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE 100 Index	September 2024	81	8,703	163
MSCI EAFE Index	September 2024	169	20,193	419
MSCI Emerging Markets Index	September 2024	150	8,224	84
S&P TSX 60 Index	September 2024	34	6,823	399
				1,065

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	9/18/24	AUD	4,706	USD	3,136	—	(55)
Barclays Bank plc	9/18/24	CAD	9,309	USD	6,781	—	(29)
Royal Bank of Canada	9/18/24	CAD	821	USD	601	—	(5)
Bank of America, N.A.	9/18/24	EUR	2,468	USD	2,677	—	—
UBS AG	9/18/24	GBP	3,869	USD	4,894	82	—
State Street Bank & Trust Co.	9/18/24	GBP	2,489	USD	3,173	28	—
JPMorgan Chase Bank, N.A.	9/18/24	GBP	492	USD	640	—	(6)
UBS AG	9/18/24	INR	468,352	USD	5,586	—	(1)
Standard Chartered Bank	9/18/24	JPY	724,147	USD	4,592	277	—
Deutsche Bank AG	9/18/24	JPY	394,374	USD	2,468	184	—
UBS AG	9/18/24	USD	3,202	AUD	4,810	52	—
BNP Paribas	9/18/24	USD	2,314	AUD	3,489	29	—
BNP Paribas	9/18/24	USD	1,092	BRL	5,894	55	—
Deutsche Bank AG	9/18/24	USD	1,089	BRL	5,894	52	—
State Street Bank & Trust Co.	9/18/24	USD	6,640	CHF	5,888	—	(108)
JPMorgan Chase Bank, N.A.	9/18/24	USD	7,658	EUR	7,038	24	—
Toronto-Dominion Bank	9/18/24	USD	3,156	GBP	2,465	—	(14)
State Street Bank & Trust Co.	9/19/24	USD	14,662	HKD	114,271	15	—
State Street Bank & Trust Co.	9/18/24	USD	8,633	JPY	1,335,524	—	(347)
UBS AG	9/19/24	USD	741	KRW	1,016,624	—	(2)

Vanguard® International High Dividend Yield Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	9/18/24	USD	136	SEK	1,420	3	—
Royal Bank of Canada	9/18/24	USD	5,237	TWD	169,673	24	—
						825	(567)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $14,000 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as

Vanguard® International High Dividend Yield Index Fund
collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	832,207	—	—	832,207
Common Stocks—Other	18,503	7,236,623	219	7,255,345
Preferred Stocks	65,375	21,493	—	86,868
Temporary Cash Investments	39,779	—	—	39,779
Total	955,864	7,258,116	219	8,214,199
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,065	—	—	1,065
Forward Currency Contracts	—	825	—	825
Total	1,065	825	—	1,890
Liabilities
Forward Currency Contracts	—	567	—	567
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.